Business Combination - Summary of Fair Value Estimates Identifiable Intangible Assets and Estimated Useful Lives (Detail) - whitebox Security Ltd. $ in Thousands	Jul. 15, 2015 USD ($)
Business Acquisition [Line Items]
Intangible assets	$ 5,810
Developed Technology
Business Acquisition [Line Items]
Intangible assets	$ 5,000
Intangible asset, estimated useful life	7 years
Non-competition Agreements and Related Items
Business Acquisition [Line Items]
Intangible assets	$ 810
Intangible asset, estimated useful life	4 years 4 months 24 days